Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Shares of convertible preferred stock [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	44,808,000	15,162,000	44,808,000	15,162,000	7,282,000	18,342,000
Shares underlying options outstanding [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	14,084,750	14,135,000	14,084,750	14,135,000	13,608,500	5,677,000
Shares underlying warrants outstanding [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	133,230,535	34,127,384	133,230,535	34,127,384	49,135,602	31,178,295
Unvested restricted stock [Member]
Securities excluded from calculation of weighted-average shares outstanding
Securities excluded from calculation of weighted-average shares outstanding	0	150,000	0	150,000		150,000